Financial instruments - Summary of Net Carrying Amounts of Derivative Contracts Measured Using Predominantly Unobservable Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	$ 471
Ending balance	2,961	$ 471
Unobservable inputs
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	2,037	2,466
Net gains recognised in revenue	(163)	(191)
Purchases	195	310
Sales	(69)	(363)
Recategorisations (net)	50	(127)
Currency translation differences	137	(58)
Ending balance	$ 2,187	$ 2,037